Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Feb. 29, 2020 USD ($) Vote $ / shares shares	Feb. 28, 2019 USD ($)
Class of Stock [Line Items]
Proceeds from sale of preferred stock, net			$ 231,229			$ 19,943	$ 49,933
Issuance costs				$ 4,596
Number of Securities Called by Warrants or Rights | shares						1,401,836
Issuance of common stock warrants in connection with sale of preferred stock					$ 779	$ 1,585	2,279
Minimum public offering price to automatically convert preferred stock to common stock (in USD / share) | $ / shares						$ 47.7239
Minimum net proceeds from public offering to automatically convert preferred stock to common stock						$ 75,000
Dividends declared | $ / shares						$ 0
Dividends paid | $ / shares						$ 0
Number of votes for preferred stock holders based on common stock into which their preferred stock could then be converted | Vote						1
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of common stock in initial public offering, net of issuance costs of $4,596 (shares) | shares		2,095,365
Price per share | $ / shares		$ 23.86195
Proceeds from sale of preferred stock, net		$ 49,933
Issuance costs		$ 67
Number of Securities Called by Warrants or Rights | shares		541,159
Exercise price of warrants | $ / shares		$ 0.0005
Term of warrants		10 years
Fair value of the warrants		$ 2,387
Issuance of common stock warrants in connection with sale of preferred stock							$ 2,279
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of common stock in initial public offering, net of issuance costs of $4,596 (shares) | shares	873,038
Price per share | $ / shares	$ 22.9085
Proceeds from sale of preferred stock, net	$ 19,943
Issuance costs	$ 57
Number of Securities Called by Warrants or Rights | shares	85,000
Exercise price of warrants | $ / shares	$ 0.0005
Term of warrants	10 years
Fair value of the warrants	$ 1,590
Issuance of common stock warrants in connection with sale of preferred stock						$ 1,585
Amount allocated to preferred stock						$ 18,358